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                                                          OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
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Address: 888 San Clemente Drive, Suite 180
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         Newport Beach, California 92660
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Form 13F File Number: 28 - 12239
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph S. Schuchert III
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Title:   Managing Director
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Phone:   (949) 720-3000
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Signature, Place, and Date of Signing:

  /s/ Joseph S. Schuchert III      Newport Beach, California       07/28/2009
--------------------------------   -------------------------   -----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------
Form 13F Information Table Entry Total: 56
                                        --------------
Form 13F Information Table Value Total: $134,398
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                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF    CUSIP    VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER             CLASS      NUMBER  (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER   SOLE      SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                    SHS       N00985106     251    34,829  SH          Sole                34,829
Allegiant Travel Co                COM       01748X102     188     4,744  SH          Sole                 4,744
Allied World Assurance             SHS       G0219G203     184     4,499  SH          Sole                 4,499
American Reprographics             COM       029263100      74     8,845  SH          Sole                 8,845
BARE Escentuals                    COM       067511105     307    34,466  SH          Sole                34,466
Basic Energy                       COM       06985P100      63     9,273  SH          Sole                 9,273
Brookdale Senior Living            COM       112463104      72     7,434  SH          Sole                 7,434
Burger King Holdings               COM       121208201     102     5,915  SH          Sole                 5,915
CB Richard Ellis Group             COM       12497T101   10800 1,153,801  SH          Sole             1,153,801
Celanese Corp                      COM       150870103    3775   158,965  SH          Sole               158,965
China Nepstar                 SPONSORED ADR  16943C109     197    34,608  SH          Sole                34,608
Cinemark Holdings                  COM       17243V102     122    10,803  SH          Sole                10,803
Dice Holdings                      COM       253017107     112    24,053  SH          Sole                24,053
Dresser-Rand Group                 COM       261608103   11719   448,992  SH          Sole               448,992
Dyncorp Int.                     CLASS A     26817C101    9634   573,809  SH          Sole               573,809
Energy Solutions                   COM       292756202    9215 1,001,674  SH          Sole             1,001,674
Eurand NV                          SHS       N31010106     133    10,225  SH          Sole                10,225
Flagstone Reinsurance Hldg.        SHS       G3529T105     140    13,633  SH          Sole                13,633
Genco Shipping & Trading Ltd       SHS       Y2685T107     137     6,305  SH          Sole                 6,305
Genpact Ltd                        SHS       G3922B107     190    16,199  SH          Sole                16,199
GT Solar International             COM       3623E0209      93    17,434  SH          Sole                17,434
HHGregg Inc                        COM       42833L108     261    17,219  SH          Sole                17,219
Innophos Hldg                      COM       45774N108    3624   214,548  SH          Sole               214,548
Interline Brands Inc               COM       458743101     132     9,672  SH          Sole                 9,672
IPG Photonics                      COM       44980X109      90     8,209  SH          Sole                 8,209
J Crew Group                       COM       46612H402     148     5,478  SH          Sole                 5,478
Kinetic Concepts                   COM       49460W208   11419   419,062  SH          Sole               419,062
Koppers Hldg                       COM       50060P106     281    10,649  SH          Sole                10,649
Leap Wireless International        COM       521863308    9017   273,809  SH          Sole               273,809
Lululemon Athletica Inc            COM       550021109      90     6,884  SH          Sole                 6,884
Maidenform Brands Inc.             COM       560305104    2528   220,424  SH          Sole               220,424
Medassets Inc                      COM       584045108     168     8,641  SH          Sole                 8,641
Mercadolibre                       COM       58733R102     196     7,294  SH          Sole                 7,294
Monotype Imaging                   COM       61022P100      97    14,174  SH          Sole                14,174
New York & Co Inc                  COM       649295102      54    17,499  SH          Sole                17,499
Newstar Financial Inc              COM       65251F105      40    20,693  SH          Sole                20,693
Ntelos Holdings Corp               COM       67020Q107   10824   587,642  SH          Sole               587,642
Orbitz Worldwide                   COM       68557K109    2581 1,358,250  SH          Sole             1,358,250
Pike Electric Corp                 COM       721283109     137    11,330  SH          Sole                11,330
Polypore Intl                      COM       73179V103    3236   290,992  SH          Sole               290,992
Prestige Brands Hldg Inc           COM       74112D101     102    16,544  SH          Sole                16,544
Pros Hldg Inc                      COM       74346Y103     137    16,905  SH          Sole                16,905
Regency Energy Partners LP    COM UNITS LP   75885Y107     139     9,572  SH          Sole                 9,572
Riskmetrics Group Inc              COM       767735103     149     8,453  SH          Sole                 8,453
Rockwood Hldg                      COM       774415103     102     6,970  SH          Sole                 6,970
Seagate Technology                 SHS       G7945J104   11157 1,066,608  SH          Sole             1,066,608
Sealy Corp                         COM       812139301      55    28,233  SH          Sole                28,233
Solera Hldg                        COM       83421A104    4106   161,656  SH          Sole               161,656
Syniverse Hldg                     COM       87163F106     134     8,367  SH          Sole                 8,367
Transdigm Group Inc                COM       893641100    9910   273,770  SH          Sole               273,770
Validus Hldg                     COM SHS     G9319H102     140     6,377  SH          Sole                 6,377
Verifone Hldg                      COM       92342Y109    9096 1,211,246  SH          Sole             1,211,246
Warner Chilcott                 COM CL A     G9435N108     139    10,562  SH          Sole                10,562
Warner Music Group                 COM       934550104     124    21,132  SH          Sole                21,132
Weight Watchers Intl               COM       948626106    6449   250,260  SH          Sole               250,260
Xerium Technologies Inc            COM       98416J100      28    25,497  SH          Sole                25,497